[COVER PAGE]

1996 SEMIANNUAL REPORT




CENTENNIAL
CALIFORNIA TAX EXEMPT TRUST
---------------------------------------

December 31, 1996




RS0180.001.1296

DEAR SHAREHOLDER,

The second half of 1996 was a period of uncertainty in the fixed income markets, largely due to investor fears of rapid economic growth and accelerating inflation. The 30-year Treasury rates rose above 7% in the second quarter and remained relatively unchanged until the end of the third quarter. That's when negative investor sentiment that led to the market downturn in June and July began to subside.

The swing away from inflationary fears seemed complete in October with the release of economic indicators showing a firm dollar, low inflation and slow growth. When the Federal Reserve responded to these indicators with another decision to leave rates alone, it appeared that concerns about rapid growth had been overblown, and interest rates fell in response. The status quo outcome of the presidential election also aided the decline in rates, and the bond market experienced one of the most substantial post-election rallies in recent history. With continued, sustainable non-inflationary growth of around 2% to 2.5%, and long-term rates at their lowest levels since April, the economy seems to have settled into a comfortable path of neither too little nor too much growth.

 Centennial California Tax Exempt Trust performed well due to our bullish outlook on interest rates. In the early part of 1996, we believed that the Fed would be hesitant to raise rates as long as inflation didn't accelerate wildly. In response, we extended the portfolio's duration and took advantage of the higher returns that usually accompany longer-duration bonds. Later in the summer, as it became accepted among analysts that the Fed was probably less inclined to raise rates, we began to be even more aggressive in lengthening the portfolio's maturity.

In the second half on 1996, rates declined quite a bit so we backed away from the longer maturities and monitored year-end activity. We expect that the economy will continue to slowly decelerate.

The Trust had a compounded annualized yield of 2.79% for the six months ended December 31, 1996. Without compounding, the corresponding yield was 2.75%. For investors in the 41.95% combined effective tax bracket, this is equivalent to a taxable yield for six months of 4.81% with compounding, and 4.74% without. The seven-day annualized yields, with and without compounding, for the six-month period ended December 31, 1996 were 3.15% and 3.10%, respectively.(1)

An investment in the Trust is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Trust will maintain a stable $1.00 share price in the future.

Thank you for your confidence in Centennial California Tax Exempt Trust. We look forward to helping you reach your investment goals in the future.

Sincerely,

/S/James C. Swain

James C. Swain
Chairman
Centennial California Tax Exempt Trust

/S/Brigdet A. Macaskill

Bridget A. Macaskill
President
Centennial California Tax Exempt Trust

January 22, 1997


1. Compounded yields assume reinvestment of dividends. A portion of the Trust's distributions may be subject to federal and state income taxes. For investors subject to the federal and/or state alternative minimum tax, a portion of the Trust's distributions may increase this tax. Past performance does not guarantee future results.

        ======================================================
        STATEMENT OF INVESTMENTS DECEMBER 31, 1996 (UNAUDITED)
        Centennial California Tax Exempt Trust

                                                                                            FACE                  VALUE
                                                                                            AMOUNT                SEE NOTE 1
===============================================================================================================================
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 99.0%
-------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA - 99.0%
        -----------------------------------------------------------------------------------------------------------------------
        CA EDFA ID RB, Inland Empire Venture, LLC Project,
        4.25%                                                                (1)            $ 2,000,000           $  2,000,000
        -----------------------------------------------------------------------------------------------------------------------
        CA GOB, Series A-3, MBIA Insured, 4.20%                              (1)              3,500,000              3,500,000
        -----------------------------------------------------------------------------------------------------------------------
        CA HFFA RB:
        Adventist Health System, Series B, 3.75%                             (1)              1,000,000              1,000,000
        Catholic Healthcare Project, Series C, 4%                            (1)                200,000                200,000
        Santa Barbara Cottage Project, Series C, 3.75%                       (1)                200,000                200,000
        Catholic West Project, Series C, MBIA Insured, 4%                    (1)                700,000                700,000
        Memorial Health Services Project, 3.75%                              (1)              2,000,000              2,000,000
        -----------------------------------------------------------------------------------------------------------------------
        CA PCFA RB:
        3.60%, 1/14/97                                                       (2)              5,500,000              5,500,000
        Chevron USA, Inc. Project, 3.70%, 5/15/97                            (2)              2,500,000              2,500,000
        Southern California Edison Co. Project:
        Series A, 3.45%, 2/10/97                                             (2)              1,200,000              1,200,000
        Series C, 3.65%, 1/14/97                                             (2)              1,050,000              1,050,000
        -----------------------------------------------------------------------------------------------------------------------
        CA PCFA SWD RB, Western Waste Industries,
        Series A, 4.10%                                                      (1)              4,000,000              4,000,000
        -----------------------------------------------------------------------------------------------------------------------
        CA Revenue Anticipation Nts., 4.50%, 6/30/97                                         12,500,000             12,533,942
        -----------------------------------------------------------------------------------------------------------------------
        CA Statewide CDC RB:
        ID, Propak California Corp., Series B, 3.95%                         (1)                800,000                800,000
        Fibrebond, Inc., 3.65%                                               (1)              2,000,000              2,000,000
        -----------------------------------------------------------------------------------------------------------------------
        Costa Mesa, CA COP, Orange Cnty. Performing Arts
        Center, 3.20%                                                        (1)              2,745,000              2,745,000
        -----------------------------------------------------------------------------------------------------------------------
        Covina City, CA RA MH RRB, Shadowhills Apts., Inc.,
        Series A, 4.40%                                                      (1)              3,000,000              3,000,000
        -----------------------------------------------------------------------------------------------------------------------
        Fairfield, CA IDA RB, Herman G. Rowland, 3.20%                       (1)              1,250,000              1,250,000
        -----------------------------------------------------------------------------------------------------------------------
        Huntington Park, CA RA MH RB, Casa Rita Apts.,
        Series A, 4.10%                                                      (1)                700,000                700,000
        -----------------------------------------------------------------------------------------------------------------------
        Irvine, CA Public Facilities & Intrastructure Authority
        Lease RB, Capital Improvement Projects, 3.90%                        (1)              1,860,000              1,860,000
        -----------------------------------------------------------------------------------------------------------------------
        Kings Cnty., CA HAU Multifamily RRB, Edgewater Isle
        Apts., Series A, 4.15%                                               (1)              1,360,000              1,360,000
        -----------------------------------------------------------------------------------------------------------------------
        Los Angeles Cnty., CA:
        HAU RB, Park Sierra Project, 3.10%                                   (1)              2,000,000              2,000,000
        Pension Obligation RRB, Series A, 3.80%                              (1)              2,000,000              2,000,000
        Public Works FAU RRB, Series B, 4.25%, 3/1/97                                         3,060,000              3,062,796
        Tax & Revenue Anticipation Nts., Series A, 4.50%, 6/30/97                            15,575,000             15,626,310
        -----------------------------------------------------------------------------------------------------------------------
        Los Angeles, CA Airport Revenue Municipal Trust Bonds,
        Series SG-61, 4.15%                                                  (1)              4,500,000              4,500,000
        -----------------------------------------------------------------------------------------------------------------------
        Modesto, CA Irrigation District FAU RB, Series SG-66,
        4.10%                                                                (1)              5,500,000              5,500,000
        -----------------------------------------------------------------------------------------------------------------------
        Oceanside, CA MH RRB, Lakeridge Apts. Project, 4.40%                 (1)              5,900,000              5,900,000
        -----------------------------------------------------------------------------------------------------------------------
        Ontario, CA Multifamily Residential Mtg. RB, Park Centre
        Project, Series A, 4%                                                (1)              2,000,000              2,000,000
        -----------------------------------------------------------------------------------------------------------------------
        Palm Springs, CA Community RA COP, Headquarters
        Hotel, Series 7, 3.95%                                               (1)                300,000                300,000
        -----------------------------------------------------------------------------------------------------------------------
        Pittsburg, CA Mtg. Obligation Gtd. RB, Series A, 4%                  (1)              5,000,000              5,000,000

        ================================================
        STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)
        Centennial California Tax Exempt Trust

                                                                                            FACE                  VALUE
                                                                                            AMOUNT                SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
        -----------------------------------------------------------------------------------------------------------------------
        Rancho Mirage, CA RA COP, 4.25%                                      (1)            $ 2,700,000           $  2,700,000
        -----------------------------------------------------------------------------------------------------------------------
        Regents of the University of CA Commercial Paper Nts.,
        3.50%, 2/27/97                                                                        5,000,000              5,000,000
        -----------------------------------------------------------------------------------------------------------------------
        Riverside Cnty., CA HAU MH RB, McKinley Project, 4%                  (1)              4,300,000              4,300,000
        -----------------------------------------------------------------------------------------------------------------------
        Sacramento, CA MUD Tax-Exempt Commercial Paper,
        3.60%, 1/14/97                                                       (2)              5,500,000              5,500,000
        -----------------------------------------------------------------------------------------------------------------------
        San Diego, CA MH RRB, Coral Point Apts. Project,
        Series A, 4.35%                                                      (1)              2,500,000              2,500,000
        -----------------------------------------------------------------------------------------------------------------------
        San Francisco, CA City & Cnty.:
        International Airport RB, Series 88, 3.55%                           (1)              1,700,000              1,700,000
        Redevelopment FAU RRB, Yerba Buena Garden, 3.95%                     (1)              4,260,000              4,260,000
        -----------------------------------------------------------------------------------------------------------------------
        San Jose, CA MH RB, Siena at Renaissance, Series A,
        4.05%                                                                (1)              2,000,000              2,000,000
        -----------------------------------------------------------------------------------------------------------------------
        San Marcos, CA RA MH Bonds, San Marcos Retirement
        Village Project, 4.04%                                               (1)              2,500,000              2,500,000
        -----------------------------------------------------------------------------------------------------------------------
        Southern CA PAU RRB, Palo Verde Project, Series B,
        AMBAC Insured, 3.90%                                                 (1)                600,000                600,000
        -----------------------------------------------------------------------------------------------------------------------
        Visalia, CA ID RB, Akers West Assn., 3.85%                           (1)              2,350,000              2,350,000
        -----------------------------------------------------------------------------------------------------------------------
        TOTAL INVESTMENTS, AT VALUE                                                               99.0%            129,398,048
        -----------------------------------------------------------------------------------------------------------------------
        OTHER ASSETS NET OF LIABILITIES                                                            1.0               1,277,860
                                                                                                 ------           -------------
        NET ASSETS                                                                               100.0%           $130,675,908
                                                                                                 ======           =============

        To simplify the listings of the Centennial California Tax Exempt Trust holdings in the Statement of Investments, we have abbreviated the descriptions of many of the securities per the table below:
        CDC      Community Development Corp.                           MH       Multifamily Housing
        COP      Certificates of Participation                         MUD      Municipal Utility District
        EDFA     Economic Development Finance Authority                PAU      Power Authority
        FAU      Finance Authority                                     PCFA     Pollution Control Finance Authority
        GOB      General Obligation Bonds                              RA       Redevelopment Agency
        HAU      Housing Authority                                     RB       Revenue Bonds
        HFFA     Health Facilities Finance Authority                   RRB      Revenue Refunding Bonds
        ID       Industrial Development                                SWD      Solid Waste Disposal
        IDA      Industrial Development Authority

        1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1996. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice.
        2.  Put obligation redeemable at full face value on the date reported.


        See accompanying Notes to Financial Statements.

                           =================================================================
                           STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1996 (UNAUDITED)
                           Centennial California Tax Exempt Trust


===============================================================================================================================
ASSETS                     Investments, at value  - see accompanying statement                                    $129,398,048
                           ----------------------------------------------------------------------------------------------------
                           Cash                                                                                        387,070
                           ----------------------------------------------------------------------------------------------------
                           Receivables:
                           Interest                                                                                  1,112,751
                           Shares of beneficial interest sold                                                          652,026
                           ----------------------------------------------------------------------------------------------------
                           Other                                                                                        11,382
                                                                                                                  -------------
                           Total assets                                                                            131,561,277

===============================================================================================================================
LIABILITIES                Payables and other liabilities:
                           Shares of beneficial interest redeemed                                                      778,168
                           Service plan fees                                                                            63,662
                           Shareholder reports                                                                          26,964
                           Dividends                                                                                       984
                           Other                                                                                        15,591
                                                                                                                  -------------
                           Total liabilities                                                                           885,369

===============================================================================================================================
NET ASSETS                                                                                                        $130,675,908
                                                                                                                  =============

===============================================================================================================================
COMPOSITION OF             Paid-in capital - applicable to 130,675,908 shares of
NET ASSETS                 beneficial interest outstanding                                                        $130,675,908
                                                                                                                  =============

===============================================================================================================================
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                                                           $1.00
                                                                                                                         ======

                           See accompanying Notes to Financial Statements.

                           ==============================================================================
                           STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)
                           Centennial California Tax Exempt Trust


===============================================================================================================================
INVESTMENT INCOME          Interest                                                                               $  2,179,028

===============================================================================================================================
EXPENSES                   Management fees - Note 3                                                                    308,663
                           ----------------------------------------------------------------------------------------------------
                           Service plan fees - Note 3                                                                  126,740
                           ----------------------------------------------------------------------------------------------------
                           Transfer and shareholder servicing agent fees - Note 3                                       28,074
                           ----------------------------------------------------------------------------------------------------
                           Custodian fees and expenses                                                                  23,910
                           ----------------------------------------------------------------------------------------------------
                           Shareholder reports                                                                          11,906
                           ----------------------------------------------------------------------------------------------------
                           Registration and filing fees                                                                  8,473
                           ----------------------------------------------------------------------------------------------------
                           Legal and auditing fees                                                                       6,851
                           ----------------------------------------------------------------------------------------------------
                           Insurance expenses                                                                            2,061
                           ----------------------------------------------------------------------------------------------------
                           Trustees' fees and expenses                                                                   1,738
                           ----------------------------------------------------------------------------------------------------
                           Other                                                                                         1,820
                                                                                                                  -------------
                           Total expenses                                                                              520,236
                                                                                                                  -------------
                           Less assumption of expenses by Centennial Asset Management
                           Corporation - Note 3                                                                        (13,635)
                           Less expenses paid indirectly - Note 3                                                       (9,719)
                                                                                                                  -------------
                           Net expenses                                                                                496,882

===============================================================================================================================
NET INVESTMENT INCOME                                                                                                1,682,146

===============================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                              $  1,682,146
                                                                                                                  =============

                           ===================================
                           STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                                              DECEMBER 31, 1996   JUNE 30, 1996
                                                                                              (UNAUDITED)
===============================================================================================================================
OPERATIONS                 Net investment income                                              $  1,682,146        $  3,314,158
                           ----------------------------------------------------------------------------------------------------
                           Net realized gain                                                            --              13,191
                                                                                              ---------------------------------
                           Net increase in net assets resulting from operations                  1,682,146           3,327,349

===============================================================================================================================
DIVIDENDS AND
DISTRIBUTIONS
TO SHAREHOLDERS                                                                                 (1,683,773)         (3,314,158)

===============================================================================================================================
BENEFICIAL INTEREST        Net increase in net assets resulting from
TRANSACTIONS               beneficial interest transactions - Note 2                            11,839,373          26,507,136

===============================================================================================================================
NET ASSETS                 Total increase                                                       11,837,746          26,520,327
                           ----------------------------------------------------------------------------------------------------
                           Beginning of period                                                 118,838,162          92,317,835
                                                                                              ---------------------------------
                           End of period                                                      $130,675,908        $118,838,162
                                                                                              =================================

                           See accompanying Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
Centennial California Tax Exempt Trust

                                                 Six Months
                                                 Ended               Year Ended June 30,
                                                 December 31,        ------------------------------------------------------------
                                                 1996 (Unaudited)    1996          1995        1994         1993         1992
=================================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period             $1.00               $1.00        $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain            .01                 .03          .03          .02          .02          .03
Dividends and distributions to shareholders       (.01)               (.03)        (.03)        (.02)        (.02)        (.03)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $1.00               $1.00        $1.00        $1.00        $1.00        $1.00
                                                 ================================================================================

=================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)              1.39%               2.97%        3.00%        1.82%        2.00%        3.29%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $130,676            $118,838     $92,318      $60,376      $58,079      $48,483
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $122,874            $112,911     $71,278      $65,520      $56,082      $40,684
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                            2.72%(2)            2.94%        2.99%        1.79%        1.90%        3.13%
Expenses, before voluntary assumption
by the Manager(3)                                0.84%(2)            0.80%        0.83%        0.87%        0.86%        0.91%
Expenses, net of voluntary assumption
by the Manager                                   0.80%(2)            0.79%        0.80%        0.80%        0.80%        0.80%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
2.  Annualized.
3. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Centennial California Tax Exempt Trust


1.  SIGNIFICANT ACCOUNTING POLICIES
Centennial California Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current interest income exempt from Federal and California personal income taxes for individual investors as is consistent with preservation of capital. The Trust's investment adviser is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

INVESTMENT VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

FEDERAL TAXES. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS. The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes. The Trust concentrates its investments in California and, therefore, may have more credit risks related to the economic conditions of California than a portfolio with a broader geographical diversification.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


2.  SHARES OF BENEFICIAL INTEREST
The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                     SIX MONTHS ENDED
                                                     DECEMBER 31, 1996                            YEAR ENDED JUNE 30, 1996
                                                     --------------------------------             --------------------------------
                                                     SHARES             AMOUNT                    SHARES             AMOUNT
Sold                                                  204,009,268       $204,009,268               397,706,144       $397,706,144
Dividends and distributions reinvested                  1,730,004          1,730,004                 3,281,812          3,281,812
Redeemed                                             (193,899,899)      (193,899,899)             (374,480,820)      (374,480,820)
                                                     -------------      -------------             -------------      -------------
Net increase                                           11,839,373       $ 11,839,373                26,507,136       $ 26,507,136
                                                     =============      =============             =============      =============

Centennial California Tax Exempt Trust


3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% on the first $250 million of average annual net assets with a reduction of 0.025% on each $250 million thereafter, to 0.40% on net assets in excess of $1 billion. The Manager has agreed to assume Trust expenses (with specified exceptions) in excess of the regulatory limitation of the State of California. In addition, the Manager has voluntarily undertaken to assume Trust expenses in excess of 0.80% of average annual net assets.


Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust, and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

Under an approved plan of distribution, the Trust may expend up to 0.20% of its net assets annually to reimburse Centennial Asset Management Corporation, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other institutions.

CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

OFFICERS AND TRUSTEES
James C. Swain, Chairman and Chief Executive Officer
Bridget A. Macaskill, Trustee and President
Robert G. Avis, Trustee
William A. Baker, Trustee
Charles Conrad, Jr., Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Ned M. Steel, Trustee
George C. Bowen, Vice President, Treasurer and Assistant Secretary Andrew J. Donohue, Vice President and Secretary
Michael A. Carbuto, Vice President
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

INVESTMENT ADVISER AND DISTRIBUTOR
Centennial Asset Management Corporation

TRANSFER AND SHAREHOLDER SERVICING AGENT
Shareholder Services, Inc.

CUSTODIAN OF PORTFOLIO SECURITIES
Citibank, N.A.

INDEPENDENT AUDITORS
Deloitte & Touche LLP

LEGAL COUNSEL
Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors.

This is a copy of a report to shareholders of Centennial California Tax Exempt Trust. This report must be preceded or accompanied by a Prospectus of Centennial California Tax Exempt Trust. For material information concerning the Trust, see the Prospectus.

For shareholder servicing, call:
1-800-525-9310 (in U.S.)
303-671-3200 (outside U.S.)

Or write:
Shareholder Services, Inc.
P.O. Box 5143
Denver, CO 80217-5143